UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2017 (Unaudited)

Deutsche Core Fixed Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 45.7%
Consumer Discretionary 3.9%
CalAtlantic Group, Inc., 5.0%, 6/15/2027	525,000	532,875
Charter Communications Operating LLC, 144A, 5.375%, 5/1/2047	140,000	145,143
General Motors Co.:
6.6%, 4/1/2036	195,000	229,196
6.75%, 4/1/2046	440,000	526,001
General Motors Financial Co., Inc., 3.15%, 6/30/2022	1,420,000	1,424,824
Hilton Domestic Operating Co., Inc., 144A, 4.25%, 9/1/2024	850,000	858,500
Hilton Worldwide Finance LLC, 144A, 4.875%, 4/1/2027	455,000	474,337
Macy's Retail Holdings, Inc., 3.45%, 1/15/2021	600,000	601,081
Myriad International Holdings BV, 144A, 4.85%, 7/6/2027	1,400,000	1,444,100
Nordstrom, Inc.:
4.0%, 3/15/2027	200,000	198,422
5.0%, 1/15/2044	315,000	309,503
PetSmart, Inc., 144A, 5.875%, 6/1/2025	180,000	172,800
		6,916,782
Consumer Staples 1.2%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046	545,000	612,073
Kraft Heinz Foods Co., 4.375%, 6/1/2046	415,000	403,236
Molson Coors Brewing Co.:
3.0%, 7/15/2026	260,000	253,027
4.2%, 7/15/2046	295,000	291,474
PepsiCo, Inc., 4.45%, 4/14/2046	165,000	180,724
Philip Morris International, Inc., 2.0%, 2/21/2020	300,000	301,448
		2,041,982
Energy 5.9%
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	245,000	247,567
4.95%, 6/1/2047	195,000	203,361
Cenovus Energy, Inc., 144A, 5.4%, 6/15/2047	500,000	477,715
DCP Midstream Operating LP, 3.875%, 3/15/2023	750,000	731,250
Enbridge, Inc.:
2.9%, 7/15/2022	270,000	272,087
3.7%, 7/15/2027	225,000	228,326
5.5%, 12/1/2046	140,000	161,193
Energy Transfer LP, 5.95%, 10/1/2043	200,000	210,221
EnLink Midstream Partners LP, 5.45%, 6/1/2047	295,000	298,312
Ensco PLC, 8.0%, 1/31/2024	120,000	110,625
Halliburton Co., 4.85%, 11/15/2035	500,000	538,718
Hess Corp., 5.6%, 2/15/2041	425,000	425,815
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042	375,000	353,676
Marathon Oil Corp., 5.2%, 6/1/2045	215,000	213,694
Noble Holding International Ltd., 5.75%, 3/16/2018	110,000	110,550
Petrobras Global Finance BV, 6.125%, 1/17/2022	545,000	572,740
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022	500,000	532,750
6.75%, 9/21/2047	400,000	420,800
Petronas Global Sukuk Ltd., 144A, 2.707%, 3/18/2020	750,000	759,193

Plains All American Pipeline LP:
2.85%, 1/31/2023	410,000	399,143
4.3%, 1/31/2043	200,000	172,143
4.5%, 12/15/2026	385,000	394,174
Regency Energy Partners LP:
4.5%, 11/1/2023	280,000	293,844
5.5%, 4/15/2023	375,000	386,250
Sinopec Group Overseas Development 2016 Ltd., 144A, 2.125%, 5/3/2019	513,000	512,138
Sunoco Logistics Partners Operations LP:
4.4%, 4/1/2021	375,000	395,258
5.3%, 4/1/2044	250,000	244,307
Transcanada Trust, 5.3%, 3/15/2077	900,000	931,500
		10,597,350
Financials 19.2%
AEGON Funding Co., LLC, 5.75%, 12/15/2020	375,000	412,143
AIA Group Ltd., 144A, 4.5%, 3/16/2046	300,000	318,732
ANZ New Zealand International Ltd.:
144A, 2.125%, 7/28/2021	395,000	389,403
144A, 2.75%, 2/3/2021	385,000	389,760
Ares Capital Corp.:
3.625%, 1/19/2022	420,000	427,054
3.875%, 1/15/2020	685,000	700,111
Banco Bilbao Vizcaya Argentaria SA, 3.0%, 10/20/2020	400,000	409,354
Banco General SA, 144A, 4.125%, 8/7/2027 (a)	1,755,000	1,738,556
Bank of America Corp., 3.824%, 1/20/2028	870,000	888,167
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021	515,000	516,890
Barclays PLC, 4.836%, 5/9/2028	1,485,000	1,542,778
BNP Paribas SA, 144A, 4.625%, 3/13/2027	1,000,000	1,060,820
BPCE SA, 2.65%, 2/3/2021	515,000	520,302
Compass Bank, 1.85%, 9/29/2017	500,000	500,035
Credit Agricole SA, 144A, 2.375%, 7/1/2021 (b)	330,000	330,731
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028	270,000	282,645
Credit Suisse Group Funding Guernsey Ltd.:
3.8%, 6/9/2023	455,000	474,160
4.55%, 4/17/2026	400,000	428,841
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	325,000	338,190
FS Investment Corp., 4.75%, 5/15/2022	350,000	364,762
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2034	165,117	165,117
HSBC Holdings PLC:
4.375%, 11/23/2026	350,000	367,701
6.0%, 5/22/2027	530,000	555,891
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019	310,000	315,669
Intesa Sanpaolo SpA:
144A, 3.125%, 7/14/2022	330,000	332,210
3.875%, 1/15/2019	700,000	716,962
144A, 3.875%, 7/14/2027	590,000	594,312
Jefferies Group LLC, 6.5%, 1/20/2043	125,000	142,560
JPMorgan Chase & Co.:
2.95%, 10/1/2026	915,000	893,810
3.882%, 7/24/2038	440,000	439,424
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044	125,000	134,428
Kyobo Life Insurance Co., Ltd., 144A, 3.95%, 7/24/2047	1,335,000	1,344,940
Legg Mason, Inc., 5.625%, 1/15/2044	300,000	321,712
Loews Corp., 4.125%, 5/15/2043	250,000	249,142
Macquarie Bank Ltd., 144A, 6.125%, 12/29/2049	715,000	736,450
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020	625,000	679,348
Manulife Financial Corp., 4.061%, 2/24/2032	660,000	666,671
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065	160,000	163,086
Morgan Stanley:
3.625%, 1/20/2027	660,000	667,580
3.971%, 7/22/2038	270,000	269,465
Nationwide Building Society, 144A, 2.45%, 7/27/2021	370,000	370,654
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044	250,000	283,724
Prologis International Funding II SA, 144A, 4.875%, 2/15/2020	750,000	790,457
Regions Bank, 2.25%, 9/14/2018	485,000	487,247
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023	1,360,000	1,376,011
Santander Holdings U.S.A., Inc.:
144A, 3.7%, 3/28/2022	675,000	685,452
144A, 4.4%, 7/13/2027	205,000	208,840
Santander UK Group Holdings PLC, 2.875%, 8/5/2021	425,000	426,650
Societe Generale SA:
144A, 2.625%, 9/16/2020	625,000	633,553
144A, 7.375%, 12/29/2049 (b)	1,500,000	1,638,750
Standard Chartered PLC, 144A, 3.05%, 1/15/2021	750,000	761,507
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019	235,000	234,546
144A, 2.8%, 5/4/2022	490,000	493,263
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	250,000	254,746
Synchrony Bank, 3.0%, 6/15/2022	255,000	254,257
Synchrony Financial, 2.6%, 1/15/2019	300,000	302,273
The Goldman Sachs Group, Inc., 3.75%, 2/25/2026	945,000	966,325
Unifin Financiera SAB de CV SOFOM ENR, 144A, 7.0%, 1/15/2025	555,000	546,675
Visa, Inc.:
3.15%, 12/14/2025	355,000	363,257
4.3%, 12/14/2045	210,000	230,339
Voya Financial, Inc., 4.8%, 6/15/2046	295,000	309,080
Wells Fargo & Co., 3.0%, 10/23/2026	900,000	882,445
		34,289,963
Health Care 1.1%
Aetna, Inc., 2.8%, 6/15/2023	210,000	212,314
Mylan NV, 5.25%, 6/15/2046	100,000	109,348
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026	638,000	630,024
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	380,000	374,646
UnitedHealth Group, Inc.:
3.45%, 1/15/2027	115,000	119,176
4.2%, 1/15/2047	185,000	197,517
Zoetis, Inc., 4.5%, 11/13/2025	305,000	338,495
		1,981,520
Industrials 1.7%
Atento Luxco 1 SA, 144A, 6.125%, 8/10/2022 (a)	450,000	459,000
FedEx Corp., 4.55%, 4/1/2046	230,000	243,885
Northrop Grumman Corp., 3.2%, 2/1/2027	400,000	406,915
Rockwell Collins, Inc., 4.35%, 4/15/2047	405,000	425,215
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027	300,000	293,770
United Rentals North America, Inc.:
5.5%, 5/15/2027	625,000	659,375
5.875%, 9/15/2026	570,000	613,462
		3,101,622
Information Technology 3.1%
Alibaba Group Holding Ltd.:
3.125%, 11/28/2021	114,000	116,749
3.6%, 11/28/2024	334,000	345,366
Apple, Inc., 3.45%, 2/9/2045	200,000	187,908
Broadcom Corp.:
144A, 3.0%, 1/15/2022	370,000	375,641
144A, 3.625%, 1/15/2024	310,000	319,009
CA, Inc., 3.6%, 8/15/2022	210,000	215,508
Dell International LLC:
144A, 3.48%, 6/1/2019	370,000	378,772
144A, 4.42%, 6/15/2021	305,000	321,891
144A, 8.1%, 7/15/2036	230,000	290,008
DXC Technology Co., 144A, 4.75%, 4/15/2027	955,000	1,006,210
Fidelity National Information Services, Inc., 3.625%, 10/15/2020	250,000	261,462
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020	315,000	325,972
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025	170,000	177,012
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022	205,000	204,571
5.75%, 12/1/2034	370,000	342,125
VeriSign, Inc., 144A, 4.75%, 7/15/2027	605,000	614,075
		5,482,279
Materials 2.8%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027	500,000	532,500
CF Industries, Inc., 3.45%, 6/1/2023 (b)	950,000	898,937
Corp. Nacional del Cobre de Chile:
144A, 3.625%, 8/1/2027 (a)	210,000	208,268
REG S, 7.5%, 1/15/2019	200,000	216,496
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	520,000	564,200
LYB International Finance II BV, 3.5%, 3/2/2027	755,000	756,189
Solvay Finance America LLC:
144A, 3.4%, 12/3/2020	255,000	264,364
144A, 4.45%, 12/3/2025	340,000	365,285
Vale Overseas Ltd., 6.25%, 8/10/2026	1,100,000	1,222,650
		5,028,889
Real Estate 2.4%
American Tower Corp., (REIT), 3.3%, 2/15/2021	230,000	236,782
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (b)	245,000	241,629
(REIT), 5.95%, 12/15/2026 (b)	280,000	280,849
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023	305,000	341,024
Government Properties Income Trust:
(REIT), 3.75%, 8/15/2019	300,000	303,651
(REIT), 4.0%, 7/15/2022	520,000	520,030
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022	500,000	537,933
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024	315,000	322,832
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028	350,000	351,849
(REIT), 4.95%, 4/1/2024	300,000	314,181
Scentre Group Trust 1, 144A, (REIT), 2.375%, 4/28/2021	350,000	347,081
Select Income REIT:
(REIT), 4.15%, 2/1/2022	220,000	222,705
(REIT), 4.25%, 5/15/2024	185,000	184,134
		4,204,680
Telecommunication Services 3.0%
AT&T, Inc.:
3.4%, 5/15/2025	460,000	453,149
3.9%, 8/14/2027 (a)	330,000	329,654
4.25%, 3/1/2027	270,000	277,635
4.5%, 5/15/2035	600,000	584,318
5.15%, 2/14/2050 (a)	365,000	363,146
Crown Castle Towers LLC, 144A, 3.222%, 5/15/2042	240,000	245,314
Deutsche Telekom International Finance BV, 144A, 2.82%, 1/19/2022	570,000	576,465
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	430,000	435,891
Telefonica Emisiones SAU, 5.213%, 3/8/2047	460,000	509,943
Verizon Communications, Inc.:
2.625%, 8/15/2026	1,040,000	962,525
4.272%, 1/15/2036	600,000	575,696
		5,313,736
Utilities 1.4%
Acwa Power Management & Investments One Ltd., 144A, 5.95%, 12/15/2039	750,000	759,120
EDP Finance BV, 144A, 3.625%, 7/15/2024	435,000	435,426
Electricite de France SA, 144A, 4.75%, 10/13/2035	490,000	529,824
Enel Finance International NV, 144A, 4.75%, 5/25/2047	295,000	314,408
Exelon Corp., 5.1%, 6/15/2045	270,000	307,170
Southern Power Co., Series F, 4.95%, 12/15/2046	209,000	218,806
		2,564,754
Total Corporate Bonds (Cost $79,845,561)		81,523,557
Mortgage-Backed Securities Pass-Throughs 19.1%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045	5,446,664	5,658,362
4.5%, 12/1/2040	1,062,078	1,143,203
5.0%, 12/1/2040	258,939	284,947
5.5%, 6/1/2039	119,758	132,030
6.0%, 11/1/2038	400,145	451,567
7.5%, 2/1/2035	278,371	321,222
Federal National Mortgage Association:
3.0%, 12/1/2042	1,016,027	1,023,198
3.5%, with various maturities from 11/1/2042 until 1/1/2046	9,307,814	9,631,031
4.0%, 11/1/2045	1,533,896	1,627,474
4.5%, 11/1/2043	751,840	813,182
5.0%, with various maturities from 12/1/2039 until 11/1/2041	2,558,677	2,831,874
5.5%, with various maturities from 2/1/2031 until 2/1/2042	1,450,725	1,610,391
6.5%, with various maturities from 5/1/2023 until 4/1/2037	312,066	348,755
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042	1,144,239	1,164,516
3.5%, 8/1/2047 (a)	2,600,000	2,701,563
4.0%, with various maturities from 5/15/2047 until 8/1/2047 (a)	2,902,733	3,059,160
4.5%, 7/15/2040	170,422	185,713
5.5%, 6/15/2042	171,407	193,617
6.5%, with various maturities from 12/15/2023 until 7/15/2039	753,525	864,470
Total Mortgage-Backed Securities Pass-Throughs (Cost $33,973,140)		34,046,275
Asset-Backed 6.7%
Automobile Receivables 2.6%
AmeriCredit Automobile Receivables Trust, "C", Series 2016-2, 2.87%, 11/8/2021	500,000	507,290
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021	1,000,000	995,981
Ford Credit Auto Owner Trust, "A", Series 2014-2, 144A, 2.31%, 4/15/2026	1,500,000	1,514,946
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021	400,000	400,808
SunTrust Auto Receivables Trust, "C", Series 2015-1A, 144A, 2.5%, 4/15/2021	1,200,000	1,201,019
		4,620,044
Credit Card Receivables 0.8%
Master Credit Card Trust II, "A", Series 2017-1A, 144A, 2.26%, 7/21/2021	500,000	504,131
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	1,000,000	993,461
		1,497,592
Miscellaneous 3.3%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047	2,680,000	2,703,959
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055	70,027	70,471
SBA Tower Trust, "C", Series 2014-1A, 144A, 2.898%, 10/15/2044	330,000	331,877
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	724,525	743,326
Voya CLO Ltd., "A2", Series 2013-1A, 144A, 2.958% *, 4/15/2024	2,000,000	1,999,984
		5,849,617
Total Asset-Backed (Cost $11,894,046)		11,967,253
Commercial Mortgage-Backed Securities 5.5%
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028	1,000,000	1,016,749
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048	1,000,000	1,049,130
GS Mortgage Securities Trust:
"A4", Series 2014-GC22, 3.587%, 6/10/2047	1,000,000	1,044,013
"AAB", Series 2014-GC18, 3.648%, 1/10/2047	170,000	179,058
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2015-C31, 3.801%, 8/15/2048	1,680,000	1,773,610
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050	1,000,000	1,013,992
"A4", Series 2015-C27, 3.19%, 2/15/2048	1,670,000	1,696,001
"A4", Series 2015-SG1, 3.789%, 9/15/2048	1,500,000	1,576,657
"B", Series 2016-C33, 4.506%, 3/15/2059	500,000	534,310
Total Commercial Mortgage-Backed Securities (Cost $9,814,020)		9,883,520
Collateralized Mortgage Obligations 5.5%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C03, 3.216% *, 10/25/2028	421,183	430,129
"1M1", Series 2016-C02, 3.366% *, 9/25/2028	820,369	831,938
Federal Home Loan Mortgage Corp.:
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	431,923	23,640
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	132,476	5,283
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	5,880	1
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	942,978	134,936
"UA", Series 4298, 4.0%, 2/15/2054	364,854	375,297
"6", Series 233, Interest Only, 4.5%, 8/15/2035	335,096	66,591
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	2,764,437	583,405
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	3,656,962	704,056
"MS", Series 3055, Interest Only, 5.374% **, 10/15/2035	1,466,454	245,702
"SG", Series 3859, Interest Only, 5.474% **, 11/15/2039	1,245,329	90,073
Federal National Mortgage Association:
"ZL" , Series 2017-55, 3.0%, 10/25/2046	1,002,500	939,234
"PZ", Series 2016-9, 3.5%, 3/25/2046	2,942,121	2,815,079
"4", Series 406, Interest Only, 4.0%, 9/25/2040	683,450	132,980
"SD", Series 2003-129, Interest Only, 5.768% **, 1/25/2024	1,215,367	110,127
"YI", Series 2008-36, Interest Only, 5.968% **, 7/25/2036	2,544,935	402,210
"SN", Series 2003-7, Interest Only, 6.518% **, 2/25/2033	1,831,633	362,429
"S", Series 2003-2, Interest Only, 6.518% **, 2/25/2033	1,245,510	246,441
Government National Mortgage Association:
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	6,375,424	599,519
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	407,605	53,627
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	534,528	90,005
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	378,746	67,536
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	614,547	54,007
"SB", Series 2014-81, 11.491% *, 6/20/2044	159,029	206,521
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 2.885% *, 11/25/2033	334,104	336,213
Total Collateralized Mortgage Obligations (Cost $9,294,170)		9,906,979
Government & Agency Obligations 17.7%
Sovereign Bonds 0.6%
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027	305,000	314,151
Saudi Government International Bond, 144A, 2.375%, 10/26/2021	760,000	748,325
		1,062,476
U.S. Government Sponsored Agency 1.2%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,174,457
U.S. Treasury Obligations 15.9%
U.S. Treasury Bill, 0.59% ***, 8/10/2017 (c)	1,080,000	1,079,745
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	633,776
3.0%, 2/15/2047	12,314,000	12,550,663
U.S. Treasury Notes:
0.75%, 10/31/2017 (d)	2,500,000	2,497,825
2.375%, 5/15/2027	11,486,000	11,568,102
		28,330,111
Total Government & Agency Obligations (Cost $31,356,268)		31,567,044
Municipal Bonds and Notes 0.9%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	648,098	654,034
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	1,005,450
Total Municipal Bonds and Notes (Cost $1,398,098)		1,659,484
	Shares	Value ($)
Securities Lending Collateral 1.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (e) (f) (Cost $2,508,520)	2,508,520	2,508,520
Cash Equivalents 2.4%
Deutsche Central Cash Management Government Fund, 1.07% (e) (Cost $4,236,005)	4,236,005	4,236,005
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $184,319,828) †	104.9	187,298,637
Other Assets and Liabilities, Net	(4.9)	(8,783,018)
Net Assets	100.0	178,515,619

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.
**	These securities are shown at their current rate as of July 31, 2017.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $184,422,026. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $2,876,611. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,095,836 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,219,225.
(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $2,432,546, which is 1.4% of net assets.
(c)	At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/20/2017	57	7,175,766	(13,471)
5 Year U.S. Treasury Note	USD	9/29/2017	69	8,152,242	(5,519)
Total unrealized depreciation					(18,990)

At July 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
United Kingdom Long Gilt Bond	GBP	9/27/2017	24	3,990,500	62,963

Currency Abbreviation
GBP	British Pound
USD	United States Dollar

At July 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/16/2015 9/18/2017	28,300,000	Floating — 3-Month LIBOR	Fixed — 1.557%	130,907	132,572
3/16/2016 3/16/2046	2,300,000	Fixed — 2.75%	Floating — 3-Month LIBOR	(104,210)	(35,447)
12/16/2015 9/17/2035	7,400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(553,762)	(417,935)
12/16/2015 9/16/2025	19,700,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(880,869)	(792,529)
Total net unrealized depreciation				(1,113,339)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2017 is 1.31%.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$81,523,557	$—	$81,523,557
Mortgage-Backed Securities Pass-Throughs	—	34,046,275	—	34,046,275
Asset-Backed	—	11,967,253	—	11,967,253
Commercial Mortgage-Backed Securities	—	9,883,520	—	9,883,520
Collateralized Mortgage Obligations	—	9,906,979	—	9,906,979
Government & Agency Obligations	—	31,567,044	—	31,567,044
Municipal Bonds and Notes	—	1,659,484	—	1,659,484
Short-Term Investments (g)	6,744,525	—	—	6,744,525
Derivatives (h)
Futures Contracts	62,963	—	—	62,963
Interest Rate Swap Contracts	—	132,572	—	132,572
Total	$6,807,488	$180,686,684	$—	$187,494,172
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(18,990)	$—	$—	$(18,990)
Interest Rate Swap Contracts	—	(1,245,911)	—	(1,245,911)
Total	$(18,990)	$(1,245,911)	$—	$(1,264,901)

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ 43,973	$ (1,113,339)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Fixed Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017